SHAREHOLDER LETTER




Dear Shareholder:

This semiannual report for Franklin Templeton Fund
Allocator Series (Conservative Target Fund, Moderate Target Fund and Growth Target Fund) covers the period ended January 31, 2002.


ECONOMIC OVERVIEW
During the six months under review, the National Bureau of Economic Research announced that in March 2001 the U.S. economy officially entered into its first recession in a decade. At the outset, it appeared that a recession could be averted with the help of a strong consumer sector. However, September 11's terrorist acts seemed to push an already weak economy over the edge. The ensuing plunge in consumer confidence combined with a moribund manufacturing sector resulted in gross domestic product (GDP) contracting an annualized 1.3% in third quarter 2001.

In light of this, the Federal Reserve Board (the Fed) continued to add monetary liquidity by pushing short-term interest rates even lower. After having already cut the federal funds target rate to 3.75% as of July 31, 2001, the Fed reduced it an additional 200 basis points (2.00%) to 1.75% as of January 31, 2002. The Treasury yield curve, representing yields of short- to long-term Treasuries, steepened further during the period. For example, while the yield on a



CONTENTS

Shareholder Letter ................  1

Fund Reports

 Franklin Templeton
 Conservative Target Fund .........  6

 Franklin Templeton
 Moderate Target Fund ............. 10

 Franklin Templeton
 Growth Target Fund ............... 14

Financial Highlights &
Statements of Investments ......... 18

Financial Statements .............. 30

Notes to
Financial Statements .............. 35





FUND CATEGORY
[GRAPHIC OMITTED]
Global
Growth
Growth & Income
Income
Tax-Free Income

"... A SUCCESSFUL MILITARY RESPONSE AND SIGNS OF AN ECONOMIC TURNAROUND BOOSTED CONSUMER CONFIDENCE AND CONTRIBUTED TO A SHARP STOCK MARKET REBOUND DURING FOURTH QUARTER 2001."



2-year Treasury declined 64 basis points from 3.80% to 3.16%, the 10-year Treasury yield ended the year where it began at 5.07%. The Fed's efforts and significant government defense and homeland security spending contributed to a surprising fourth quarter GDP growth rate estimated at 1.4% annualized.

September 11's tragic events exacerbated the stock market downturn that continued from the previous reporting period. However, a successful military response and signs of an economic turnaround boosted consumer confidence and contributed to a sharp stock market rebound during fourth quarter 2001. For the six months under review, the Standard & Poor's 500 Composite Index (S&P 500) fell 6.01% and the technology-laden Nasdaq Composite Index dropped 3.72%.1 Value stocks were among the best performers during the period as small and large cap value stocks did better than their growth stock counterparts. In terms of market capitalization, small cap stocks generally outperformed large caps.

Overseas markets continued to feel a greater impact from the global economic downturn than their domestic counterparts. Europe's and Asia's developed markets were especially hard hit. For example, the Morgan Stanley Capital International (MSCI(R)) Europe Australasia Far East (EAFE(R)) Index declined 11.22%. Emerging markets performed better as the MSCI Emerging Markets Free Index rose 9.54% during the period.2



1. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The unmanaged Nasdaq Composite Index measures all Nasdaq National Market common stocks. The index is market value-weighted and includes over 4,000 companies.

2. Source: Standard & Poor's Micropal. The MSCI EAFE Index is market capitalization-weighted and measures the total returns of equity securities in the developed markets in Europe, Australasia and the Far East. The MSCI Emerging Markets Free Index is market capitalization-weighted and measures the total returns of equity securities in emerging markets globally. Only securities available to foreign (non-local) investors are included.

One cannot invest directly in an index, nor is an index representative of the Funds' portfolio.

The bond markets generally produced positive returns during the period under review. Higher-rated securities, including Treasuries and mortgages, performed well; however, high yield bonds underperformed because of market concerns about deteriorating corporate credit quality and an expected increase in defaults in the weak economic environment. The Lehman Brothers Government/Credit Index posted a return of 3.03% for the six-month reporting period.3

Within this environment, the three Franklin Templeton Target Funds' performances were mixed versus their hybrid benchmark indexes -- a weighted combination of the S&P 500 Index and the MSCI EAFE Index for equities and the Lehman Brothers Government/Credit Index for bonds. While our domestic value fund holdings such as Mutual Shares Fund performed better during the beginning of the period, domestic growth fund holdings such as Franklin Small Cap Growth Fund II and Franklin Growth and Income Fund did better toward period-end. However, the positive performance of our other positions did not completely offset the early underperformance of these domestic growth fund positions. On the other hand, all bond fund holdings performed consistently throughout the six months under review, led by Franklin Strategic Mortgage Portfolio. Thus, the Conservative and Moderate Target Funds, with approximately 40% and 35% of total net assets in fixed income funds, managed to beat their hybrid benchmarks for the period. The Growth Target Fund, with a greater weighting toward equities, trailed its benchmark.




3. Source: Standard & Poor's Micropal. The Lehman Brothers Government/Credit Index is composed of securities in the Lehman Brothers Government and Credit Indexes, including U.S. Treasury, U.S. government and agency securities; and secured notes that meet maturity, liquidity and quality specifications. Total return includes price appreciation/depreciation and income as a percentage of the original investments. One cannot invest directly in an index, nor is an index representative of the Funds' portfolio.

INVESTMENT STRATEGY
Throughout the reporting period, we maintained consistent exposure to the three broad asset classes in which the Funds invest (equity, fixed income, and short-term investments and other net assets) and focused on actively managing the selection of the underlying funds. For your reference, the following asset class allocations are prescribed for each Target Fund:


                                                      SHORT-TERM
                                                    INVESTMENTS AND
                           EQUITY   FIXED INCOME   OTHER NET ASSETS
-------------------------------------------------------------------

Conservative Target Fund     40%        40%               20%
Moderate Target Fund         55%        35%               10%
Growth Target Fund           80%        15%                5%


Whenever possible, we will attempt to hold the same Franklin Templeton funds in each Target Fund's portfolio. However, underlying Franklin Templeton fund weightings will differ based on each Target Fund's risk level. We generally diversify the Target Funds' broad equity allocations across investment styles, market capitalization sizes and countries of origin. Maintaining similarity of the underlying Franklin Templeton fund investments across the Allocator Series increased the consistency and relative predictability of the Target Funds' total returns. We also improved our ability to determine and interpret the source of the returns.

Looking forward, we expect our portfolio management discipline will generate consistent and proportionate investment results. At the same time, security prices are always subject to volatility. Since no one can predict exactly how financial markets will perform, and bad years can be mixed with good, we believe it is important for investors to exercise patience and focus on their long-term investment goals, rather than on short-term market movements.

We appreciate your continued participation in Franklin
Templeton Target Funds and look forward to helping you achieve your financial goals.

Sincerely,

/S/ SIGNATURE

T. Anthony Coffey, CFA
Portfolio Manager
Franklin Templeton Fund Allocator Series






--------------------------------------------------------------------------------
A NOTE ABOUT
DUPLICATE MAILINGS

YOU WILL RECEIVE THE FUND'S SHAREHOLDER REPORT EVERY SIX MONTHS. TO REDUCE FUND EXPENSES, WE TRY TO IDENTIFY RELATED SHAREHOLDERS IN A HOUSEHOLD AND SEND ONLY ONE COPY OF THE REPORT. THIS PROCESS, CALLED "HOUSEHOLDING," WILL CONTINUE INDEFINITELY UNLESS YOU INSTRUCT US OTHERWISE. IF YOU PREFER NOT TO HAVE THESE DOCUMENTS HOUSEHOLDED, PLEASE CALL US AT 1-800/632-2301.
AT ANY TIME YOU MAY VIEW CURRENT SHAREHOLDER REPORTS
ON OUR WEBSITE.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of January 31, 2002, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the underlying Funds. Our strategies and the underlying Funds' portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

ASSET ALLOCATION
Franklin Templeton Conserative Target Fund
1/31/02
[GRAPHIC OMITTED]
Edgar Representation of Data Points Used in Printed Graphic as Follows:

Fixed Income              38.4%
Domestic Equity           27.3%
Foreign Equity            11.8%
Short-Term
Investments &
Other Net Assets          22.5%




FRANKLIN TEMPLETON
CONSERVATIVE TARGET FUND


--------------------------------------------------------------------------------
YOUR FUND'S GOAL: FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND SEEKS THE HIGHEST LEVEL OF LONG-TERM TOTAL RETURN ACHIEVABLE AT A LOWER LEVEL OF RISK.
--------------------------------------------------------------------------------


For the six months ended January 31, 2002, Franklin Templeton Conservative Target Fund - Class A posted a -0.72% cumulative total return, as shown in the Performance Summary beginning on page 8. This performance can be attributed largely to our maintaining a static allocation among equities, fixed income securities, and short-term investments and other net assets, as well as by the actual performance of the selected underlying funds.

At the end of the reporting period, Franklin Templeton Conservative Target Fund's domestic equity exposure was 69.8% of its total equity weighting, with the balance of the equity exposure represented by foreign equities. The portfolio was diversified across capitalization size and investment style, and on January 31, 2002, we held shares in large-, mid-, and small-capitalization equity funds representing value and growth styles. Mutual Shares Fund, comprising 9.0% of the Fund's total net assets, was our largest equity fund weighting. Franklin Strategic Income Fund was our largest fixed income holding.



The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 21.

Looking forward, we believe that the Fund will continue to benefit from our careful analysis and selection of underlying funds, while maintaining the same relative allocation among the three primary asset classes. Additionally, by carefully allocating the Fund's assets to domestic and foreign equity fund holdings and varying capitalization sizes and investment styles, we seek to decrease the volatility of its return.






TOP FIVE FUND HOLDINGS
Franklin Templeton
Conservative Target Fund
1/31/02

                     % OF TOTAL
                     NET ASSETS
-------------------------------

Franklin Institutional
Fiduciary Trust Money
Market Portfolio          22.9%

Franklin Strategic
Income Fund               13.9%

Franklin Strategic
Mortgage Portfolio        13.7%

Franklin Total
Return Fund               10.8%

Mutual Shares Fund         9.0%

FRANKLIN TEMPLETON
CONSERVATIVE TARGET FUND



--------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ.*

CLASS C: Subject to 1% initial sales charge and 1% contingent deferred sales charge (CDSC) for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.*

CLASS R: No initial sales charge, but subject to 1% CDSC for shares redeemed within 18 months of investment; are available to certain eligible investors as described in the prospectus.

*Past expense reductions by the Fund's manager increased the Fund's total returns. Without these reductions, the Fund's total returns would have been lower.
--------------------------------------------------------------------------------



PERFORMANCE SUMMARY AS OF 1/31/02

DISTRIBUTIONS AND RETURNS WILL VARY BASED ON EARNINGS OF THE FUND'S PORTFOLIO AND ANY PROFITS REALIZED FROM THE SALE OF THE PORTFOLIO'S SECURITIES, AS WELL AS THE LEVEL OF OPERATING EXPENSES FOR EACH CLASS. ALL TOTAL RETURNS INCLUDE REINVESTED DISTRIBUTIONS AT NET ASSET VALUE. THE PERFORMANCE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.


PRICE AND DISTRIBUTION INFORMATION




CLASS A                         CHANGE         1/31/02   7/31/01
----------------------------------------------------------------
Net Asset Value (NAV)           -$0.43         $10.87    $11.30
DISTRIBUTIONS (8/1/01-1/31/02)
Dividend Income                 $0.2522
Long-Term Capital Gain          $0.0897
----------------------------------------------------------------
     Total                      $0.3419

CLASS C                         CHANGE         1/31/02   7/31/01
----------------------------------------------------------------
Net Asset Value (NAV)           -$0.43         $10.77    $11.20
DISTRIBUTIONS (8/1/01-1/31/02)
Dividend Income                 $0.2047
Long-Term Capital Gain          $0.0897
----------------------------------------------------------------
     Total                      $0.2944

CLASS R                         CHANGE         1/31/02   1/1/02
----------------------------------------------------------------
Net Asset Value (NAV)           -$0.02         $10.87    $10.89


8              Past performance does not guarantee future results.

PERFORMANCE

                                                                  INCEPTION
CLASS A                              6-MONTH   1-YEAR   5-YEAR    (12/31/96)
----------------------------------------------------------------------------
Cumulative Total Return 1             -0.72%   -3.61%   +38.71%     +40.93%
Average Annual Total Return 2         -6.43%   -9.16%    +5.51%      +5.74%
Value of $10,000 Investment 3         $9,357   $9,084   $13,074     $13,283
Avg. Ann. Total Return (12/31/01) 4            -6.62%    +5.86%      +5.86%

                                                                  INCEPTION
CLASS C                              6-MONTH   1-YEAR   5-YEAR    (12/31/96)
----------------------------------------------------------------------------
Cumulative Total Return 1             -1.17%   -4.37%   +33.09%     +35.22%
Average Annual Total Return 2         -3.08%   -6.26%    +5.68%      +5.91%
Value of $10,000 Investment 3         $9,692   $9,374   $13,179     $13,388
Avg. Ann. Total Return (12/31/01) 4            -3.46%    +6.07%      +6.07%

                                                                  INCEPTION
CLASS R                                                             (1/1/02)
----------------------------------------------------------------------------
Cumulative Total Return 1                                            -0.18%
Aggregate Total Return 5                                             -1.18%
Value of $10,000 Investment 3                                        $9,882



For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.



                                                     PERFORMANCE SUMMARY (CONT.)

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Aggregate total return represents the change in value of an investment since inception and includes the maximum sales charge. Since Class R shares have existed for less than one year, average annual total returns are not provided.

--------------------------------------------------------------------------------
Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

Past performance does not guarantee future results.                            9

ASSET ALLOCATION
Franklin Templeton Moderate Target Fund
1/31/02
[GRAPHIC OMITTED]
Edgar Representation of Data Points Used in Printed Graphic as Follows:

Domestic Equity           39.1%
Fixed Income              35.1%
Foreign Equity            15.7%
Short-Term
Investments &
Other Net Assets          10.1%




FRANKLIN TEMPLETON
MODERATE TARGET FUND


--------------------------------------------------------------------------------
YOUR FUND'S GOAL: FRANKLIN TEMPLETON MODERATE TARGET FUND SEEKS THE HIGHEST LEVEL OF LONG-TERM TOTAL RETURN ACHIEVABLE AT AN INTERMEDIATE LEVEL OF RISK.
--------------------------------------------------------------------------------


For the six months ended January 31, 2002, Franklin Templeton Moderate Target Fund - Class A posted a -1.90% cumulative total return, as shown in the Performance Summary beginning on page 12. This performance can be attributed largely to our maintaining a static allocation among equities, fixed income securities, and short-term investments and other net assets, as well as by the actual performance of the selected underlying funds.

At the end of the reporting period, Franklin Templeton Moderate Target Fund's domestic equity exposure was 71.4% of its total equity weighting, with the balance of the equity exposure represented by foreign equities. The portfolio was diversified across capitalization size and investment style, and on January 31, 2002, we held shares in large-, mid-, and small-capitalization equity funds representing value and growth styles. Franklin Small Cap Growth Fund II, comprising 12.0% of the Fund's total net assets, was our largest equity fund weighting. Franklin Strategic Mortgage Portfolio and Franklin Strategic Income Fund were our largest fixed income holdings.



The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 25.

Looking forward, we believe that the Fund will continue to benefit from our careful analysis and selection of underlying funds, while maintaining the same relative allocation among the three primary asset classes. Additionally, by carefully allocating the Fund's assets to domestic and foreign equity fund holdings and varying capitalization sizes and investment styles, we seek to decrease the volatility of its return.




TOP FIVE FUND HOLDINGS
Franklin Templeton
Moderate Target Fund
1/31/02

                        % OF TOTAL
                        NET ASSETS
----------------------------------
Franklin Strategic
Mortgage Portfolio           12.7%

Franklin Strategic
Income Fund                  12.7%

Franklin Small Cap
Growth Fund II               12.0%

Franklin Institutional
Fiduciary Trust
Money Market Portfolio       10.4%

Franklin Total Return Fund    9.6%

FRANKLIN TEMPLETON
MODERATE TARGET FUND



--------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ.*

CLASS C: Subject to 1% initial sales charge and 1% contingent deferred sales charge (CDSC) for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.*

CLASS R: No initial sales charge, but subject to 1% CDSC for shares redeemed within 18 months of investment; are available to certain eligible investors as described in the prospectus.

*Past expense reductions by the Fund's manager increased the Fund's total returns. Without these reductions, the Fund's total returns would have been lower.
--------------------------------------------------------------------------------



PERFORMANCE SUMMARY AS OF 1/31/02

DISTRIBUTIONS AND RETURNS WILL VARY BASED ON EARNINGS OF THE FUND'S PORTFOLIO AND ANY PROFITS REALIZED FROM THE SALE OF THE PORTFOLIO'S SECURITIES, AS WELL AS THE LEVEL OF OPERATING EXPENSES FOR EACH CLASS. ALL TOTAL RETURNS INCLUDE REINVESTED DISTRIBUTIONS AT NET ASSET VALUE. THE PERFORMANCE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.



PRICE AND DISTRIBUTION INFORMATION

CLASS A                           CHANGE         1/31/02   7/31/01
------------------------------------------------------------------
Net Asset Value (NAV)             -$0.57         $10.74    $11.31
DISTRIBUTIONS (8/1/01-1/31/02)
Dividend Income                   $0.2128
Long-Term Capital Gain            $0.1356
------------------------------------------------------------------
     Total                        $0.3484

CLASS C                           CHANGE         1/31/02   7/31/01
------------------------------------------------------------------
Net Asset Value (NAV)             -$0.57         $10.59    $11.16
DISTRIBUTIONS (8/1/01-1/31/02)
Dividend Income                   $0.1662
Long-Term Capital Gain            $0.1356
------------------------------------------------------------------
     Total                        $0.3018

CLASS R                           CHANGE         1/31/02   1/1/02
------------------------------------------------------------------
Net Asset Value (NAV)             -$0.05         $10.74    $10.79


12              Past performance does not guarantee future results.

PERFORMANCE

                                                                 INCEPTION
CLASS A                              6-MONTH   1-YEAR   5-YEAR   (12/31/96)
---------------------------------------------------------------------------
Cumulative Total Return 1             -1.90%    -7.84%  +34.03%    +37.51%
Average Annual Total Return 2         -7.54%   -13.13%   +4.78%     +5.23%
Value of $10,000 Investment 3         $9,246    $8,687  $12,627    $12,960
Avg. Ann. Total Return (12/31/01) 4             -9.72%   +5.40%     +5.40%

                                                                 INCEPTION
CLASS C                              6-MONTH   1-YEAR   5-YEAR   (12/31/96)
---------------------------------------------------------------------------
Cumulative Total Return 1             -2.36%    -8.62%  +28.07%    +31.40%
Average Annual Total Return 2         -4.25%   -10.40%   +4.87%     +5.31%
Value of $10,000 Investment 3         $9,575    $8,960  $12,684    $13,010
Avg. Ann. Total Return (12/31/01) 4             -6.82%   +5.50%     +5.50%

                                                                 INCEPTION
CLASS R                                                            (1/1/02)
---------------------------------------------------------------------------
Cumulative Total Return 1                                           -0.46%
Aggregate Total Return 5                                            -1.46%
Value of $10,000 Investment 3                                       $9,854




For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.





                                                     PERFORMANCE SUMMARY (CONT.)


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Aggregate total return represents the change in value of an investment since inception and includes the maximum sales charge. Since Class R shares have existed for less than one year, average annual total returns are not provided.





--------------------------------------------------------------------------------
Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------


Past performance does not guarantee future results.                           13

ASSET ALLOCATION
Franklin Templeton Moderate Target Fund
1/31/02
[GRAPHIC OMITTED]
Edgar Representation of Data Points Used in Printed Graphic as Follows:

Domestic Equity           56.4%
Foreign Equity            23.7%
Fixed Income              15.0%
Short-Term
Investments &
Other Net Assets           4.9%





FRANKLIN TEMPLETON
GROWTH TARGET FUND



--------------------------------------------------------------------------------
YOUR FUND'S GOAL: FRANKLIN TEMPLETON GROWTH TARGET FUND SEEKS THE HIGHEST LEVEL OF LONG-TERM TOTAL RETURN ACHIEVABLE AT A HIGHER LEVEL OF RISK.
--------------------------------------------------------------------------------


For the six months ended January 31, 2002, Franklin Templeton Growth Target Fund
- Class A posted a -4.44% cumulative total return, as shown in the Performance Summary beginning on page 16. This performance can be attributed largely to our maintaining a static allocation among equities, fixed income securities, and short-term investments and other net assets, as well as by the actual performance of the selected underlying funds.

At the end of the reporting period, Franklin Templeton Growth Target Fund's domestic equity exposure was 70.4% of its total equity weighting, with the balance of the equity exposure represented by foreign equities. The portfolio was diversified across capitalization size and investment style, and on January 31, 2002, we held shares in large-, mid-, and small-capitalization equity funds representing value and growth styles. Franklin Growth and Income Fund, comprising 20.9% of the Fund's total net assets, was our largest equity fund weighting. Franklin Strategic Income Fund was our largest fixed income holding.




The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 29.

Looking forward, we believe that the Fund will continue to benefit from our careful analysis and selection of underlying funds, while maintaining the same relative allocation among the three primary asset classes. Additionally, by carefully allocating the Fund's assets to domestic and foreign equity fund holdings and varying capitalization sizes and investment styles, we seek to decrease the volatility of its return.





TOP FIVE FUND HOLDINGS
Franklin Templeton
Growth Target Fund
1/31/02

                     % OF TOTAL
                     NET ASSETS
-------------------------------
Franklin Growth
and Income Fund           20.9%

Franklin Small Cap
Growth Fund II            17.5%

Mutual European Fund      12.1%

Templeton Foreign Fund     8.4%

Franklin Natural
Resources Fund             5.8%

FRANKLIN TEMPLETON
GROWTH TARGET FUND



--------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ.*

CLASS C: Subject to 1% initial sales charge and 1% contingent deferred sales charge (CDSC) for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.*

CLASS R: No initial sales charge, but subject to 1% CDSC for shares redeemed within 18 months of investment; are available to certain eligible investors as described in the prospectus.

*Past expense reductions by the Fund's manager increased the Fund's total returns. Without these reductions, the Fund's total returns would have been lower.
--------------------------------------------------------------------------------





PERFORMANCE SUMMARY AS OF 1/31/02

DISTRIBUTIONS AND RETURNS WILL VARY BASED ON EARNINGS OF THE FUND'S PORTFOLIO AND ANY PROFITS REALIZED FROM THE SALE OF THE PORTFOLIO'S SECURITIES, AS WELL AS THE LEVEL OF OPERATING EXPENSES FOR EACH CLASS. ALL TOTAL RETURNS INCLUDE REINVESTED DISTRIBUTIONS AT NET ASSET VALUE. THE PERFORMANCE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.



PRICE AND DISTRIBUTION INFORMATION

CLASS A                           CHANGE         1/31/02   7/31/01
------------------------------------------------------------------
Net Asset Value (NAV)             -$0.81         $10.83    $11.64
DISTRIBUTIONS (8/1/01-1/31/02)
Dividend Income                   $0.1277
Long-Term Capital Gain            $0.1618
------------------------------------------------------------------
     Total                        $0.2895

CLASS C                           CHANGE         1/31/02   7/31/01
------------------------------------------------------------------
Net Asset Value (NAV)             -$0.80         $10.78    $11.58
DISTRIBUTIONS (8/1/01-1/31/02)
Dividend Income                   $0.0794
Long-Term Capital Gain            $0.1618
------------------------------------------------------------------
     Total                        $0.2412

CLASS R                           CHANGE         1/31/02   1/1/02
------------------------------------------------------------------
Net Asset Value (NAV)             -$0.12         $10.83    $10.95


16              Past performance does not guarantee future results.

PERFORMANCE

                                                                   INCEPTION
CLASS A                               6-MONTH   1-YEAR   5-YEAR    (12/31/96)
-----------------------------------------------------------------------------
Cumulative Total Return 1              -4.44%   -15.98%  +28.13%     +32.87%
Average Annual Total Return 2          -9.94%   -20.81%   +3.85%      +4.52%
Value of $10,000 Investment 3          $9,006    $7,919  $12,079     $12,523
Avg. Ann. Total Return (12/31/01) 4             -16.40%   +4.80%      +4.80%

                                                                   INCEPTION
CLASS C                               6-MONTH   1-YEAR   5-YEAR    (12/31/96)
-----------------------------------------------------------------------------
Cumulative Total Return 1              -4.82%   -16.68%  +23.69%     +28.15%
Average Annual Total Return 2          -6.71%   -18.30%   +4.14%      +4.79%
Value of $10,000 Investment 3          $9,329    $8,170  $12,251     $12,688
Avg. Ann. Total Return (12/31/01) 4             -13.72%   +5.09%      +5.09%

                                                                   INCEPTION
CLASS R                                                              (1/1/02)
-----------------------------------------------------------------------------
Cumulative Total Return 1                                             -1.10%
Aggregate Total Return 5                                              -2.08%
Value of $10,000 Investment 3                                         $9,792




For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.





                                                     PERFORMANCE SUMMARY (CONT.)

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter. 5. Aggregate total return represents the change in value of an investment since inception and includes the maximum sales charge. Since Class R shares have existed for less than one year, average annual total returns are not provided.



--------------------------------------------------------------------------------
Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------




Past performance does not guarantee future results.                           17

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND
                                                                                CLASS A
                                              -------------------------------------------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2002                YEAR ENDED JULY 31,
                                                               --------------------------------------------------
                                                 (UNAUDITED)      2001      2000       1999      1998      1997 D
                                              -------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ........        $11.30     $12.13    $10.73     $11.00    $10.87    $10.00
                                              -------------------------------------------------------------------
Income from investment operations:
 Net investment income a ....................           .19        .54       .58        .41       .39       .12
 Net realized and unrealized gains (losses) .          (.28)      (.47)     1.41       (.08)      .18       .80
                                              -------------------------------------------------------------------
Total from investment operations ............          (.09)       .07      1.99        .33       .57       .92
                                              -------------------------------------------------------------------
Less distributions from:
 Net investment income ......................          (.25)      (.56)     (.53)      (.41)     (.38)     (.05)
 Net realized gains .........................          (.09)      (.34)     (.06)      (.19)     (.06)       --
                                              -------------------------------------------------------------------
Total distributions .........................          (.34)      (.90)     (.59)      (.60)     (.44)     (.05)
                                              -------------------------------------------------------------------
Net asset value, end of period ..............        $10.87     $11.30    $12.13     $10.73    $11.00    $10.87
                                              ===================================================================

Total return b ..............................        (.72)%       .58%    18.77%      3.23%     5.41%     9.21%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...........       $33,980    $26,523   $18,050    $14,850   $11,637    $1,609
Ratios to average net assets:
 Expenses ...................................          .90% c     .92%      .98%       .75%      .76%      .59% c
 Expenses excluding waiver and
   payments by affiliate ....................          .90% c     .92%      .99%       .83%     1.07%     3.64% c
 Net investment income ......................         3.60% c    4.61%     4.95%      3.83%     3.88%     3.93% c
Portfolio turnover rate .....................         5.53%     44.98%   103.79%    218.87%   141.96%    33.30%




a Based on average shares outstanding effective year ended July 31, 1999.
b Total return does not reflect sales commmissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
c Annualized
d For the period December 31, 1996 (effective date) to July 31, 1997.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights (CONTINUED)

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND (CONT.)
                                                                                CLASS C
                                              -------------------------------------------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2002                YEAR ENDED JULY 31,
                                                               --------------------------------------------------
                                                 (UNAUDITED)      2001      2000       1999      1998      1997 D
                                              -------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ........        $11.20     $12.03    $10.65     $10.92    $10.81    $10.00
                                              -------------------------------------------------------------------
Income from investment operations:
 Net investment income a ....................           .16        .44       .50        .33       .33       .10
 Net realized and unrealized gains (losses) .          (.29)      (.46)     1.39       (.08)      .15       .75
                                              -------------------------------------------------------------------
Total from investment operations ............          (.13)      (.02)     1.89        .25       .48       .85
                                              -------------------------------------------------------------------
Less distributions from:
 Net investment income ......................          (.21)      (.47)     (.45)      (.33)     (.31)     (.04)
 Net realized gains .........................          (.09)      (.34)     (.06)      (.19)     (.06)       --
                                              -------------------------------------------------------------------
Total distributions .........................          (.30)      (.81)     (.51)      (.52)     (.37)     (.04)
                                              -------------------------------------------------------------------
Net asset value, end of period ..............        $10.77     $11.20    $12.03     $10.65    $10.92    $10.81
                                              ===================================================================

Total return b ..............................       (1.17)%     (.16)%    17.88%      2.49%     4.56%     8.48%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...........       $18,521    $17,340   $12,548    $10,611   $10,218    $3,010
Ratios to average net assets:
 Expenses ...................................         1.65% c    1.67%     1.71%      1.50%     1.50%     1.48% c
 Expenses excluding waiver and
  payments by affiliate .....................         1.65% c    1.67%     1.72%      1.58%     1.81%     4.53% c
 Net investment income ......................         2.90% c    3.83%     4.24%      3.13%     3.27%     3.04% c
Portfolio turnover rate .....................         5.53%     44.98%   103.79%    218.87%   141.96%    33.30%



a Based on average shares outstanding effective year ended July 31, 1999.
b Total return does not reflect sales commmissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
c Annualized
d For the period December 31, 1996 (effective date) to July 31, 1997.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights (CONTINUED)


FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND (CONT.)
                                                                  CLASS R
                                                             ------------------
                                                             JANUARY 31, 2002 C
                                                                  (UNAUDITED)
                                                             ------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................          $10.89
                                                             ------------------
Income from investment operations:
 Net investment income a ...................................             .01
 Net realized and unrealized losses ........................            (.03)
                                                             ------------------
Total from investment operations ...........................            (.02)
                                                             ------------------
Net asset value, end of period .............................          $10.87
                                                             ==================

Total return b .............................................          (.18)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..........................            $466
Ratios to average net assets:
 Expenses ..................................................           1.15% d
 Net investment income .....................................           1.56% d
Portfolio turnover rate ....................................           5.53%





a Based on average shares outstanding.
b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
c For the period January 1, 2002 (effective date) to January 31, 2002.
d Annualized


                       See notes to financial statements.
20

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS, JANUARY 31, 2002 (UNAUDITED)


  FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND                                 SHARES          VALUE
-------------------------------------------------------------------------------------------------------
  MUTUAL FUNDS (NOTE 3) 100.4%
  CASH EQUIVALENTS 22.9%
  Franklin Institutional Fiduciary Trust Money Market Portfolio ........... 12,121,955     $12,121,955
                                                                                           ------------
  DOMESTIC EQUITY 27.3%
  Franklin Growth and Income Fund, Advisor Class ..........................    178,808       1,872,115
  Franklin Natural Resources Fund, Advisor Class ..........................     97,731       1,492,353
  Franklin Real Estate Securities Fund, Advisor Class .....................     60,550       1,000,884
b Franklin Small Cap Growth Fund II, Advisor Class ........................    445,573       4,357,702
b Franklin Technology Fund, Advisor Class .................................    187,348         966,714
  Mutual Shares Fund, Class Z .............................................    247,981       4,776,119
                                                                                           ------------
                                                                                            14,465,887
                                                                                           ------------
  FIXED INCOME 38.4%
  Franklin Strategic Income Fund, Advisor Class ...........................    789,531       7,350,530
  Franklin Strategic Mortgage Portfolio ...................................    716,163       7,247,565
a Franklin Total Return Fund, Advisor Class ...............................    588,278       5,729,827
                                                                                           ------------
                                                                                            20,327,922
                                                                                           ------------
  FOREIGN EQUITY 11.8%
  Mutual European Fund, Class Z ...........................................    211,874       3,120,905
  Templeton Developing Markets Trust, Advisor Class .......................     96,747       1,003,270
  Templeton Foreign Fund, Advisor Class ...................................    236,661       2,132,317
                                                                                           ------------
                                                                                             6,256,492
                                                                                           ------------
  TOTAL INVESTMENTS (COST $54,297,760) 100.4% .............................                 53,172,256
  OTHER ASSETS, LESS LIABILITIES (.4)% ....................................                   (204,509)
                                                                                           ------------
  NET ASSETS 100.0% .......................................................                $52,967,747
                                                                                           ============




a See Note 6 regarding holdings of 5% voting securities.
b Non-income producing


                       See notes to financial statements.                     21

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights

FRANKLIN TEMPLETON MODERATE TARGET FUND
                                                                             CLASS A
                                             -------------------------------------------------------------------
                                             SIX MONTHS ENDED
                                             JANUARY 31, 2002                YEAR ENDED JULY 31,
                                                              --------------------------------------------------
                                                (UNAUDITED)      2001      2000       1999      1998      1997 E
                                             -------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .......        $11.31     $12.83    $10.44     $10.77    $11.26    $10.00
                                             -------------------------------------------------------------------
Income from investment operations:
 Net investment income a ...................           .17        .47       .51        .33       .37       .17
 Net realized and
   unrealized gains (losses) ...............          (.39)     (1.48)     2.35       (.17)      .01      1.13
                                             -------------------------------------------------------------------
Total from investment operations ...........          (.22)     (1.01)     2.86        .16       .38      1.30
                                             -------------------------------------------------------------------
Less distributions from:
 Net investment income .....................          (.21)      (.51)     (.47)      (.31)     (.38)     (.04)
 Net realized gains ........................          (.14)        -- d      --       (.18)     (.49)       --
                                             -------------------------------------------------------------------
Total distributions ........................          (.35)      (.51)     (.47)      (.49)     (.87)     (.04)
                                             -------------------------------------------------------------------
Net asset value, end of period .............        $10.74     $11.31    $12.83     $10.44    $10.77    $11.26
                                             ===================================================================

Total return b .............................       (1.90)%    (8.05)%    27.79%      1.74%     3.71%    13.05%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..........       $75,541    $70,810   $41,348    $28,694   $23,028    $6,498
Ratios to average net assets:
 Expenses ..................................          .89% c     .87%      .83%       .85%      .77%      .67% c
 Expenses excluding waiver and
   payments by affiliate ...................          .89% c     .87%      .83%       .85%      .94%     1.26% c
 Net investment income .....................         3.20% c    3.95%     4.20%      3.23%     3.37%     2.69% c
Portfolio turnover rate ....................         8.12%     46.01%    85.78%    202.78%   124.87%   264.78%




a Based on average shares outstanding effective year ended July 31, 1998.
b Total return does not reflect sales commmissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
c Annualized
d The fund made a capital gain distribution of $.003.
e For the period December 31, 1996 (effective date) to July 31, 1997.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights (CONTINUED)

FRANKLIN TEMPLETON MODERATE TARGET FUND (CONT.)
                                                                            CLASS C
                                             -------------------------------------------------------------------
                                             SIX MONTHS ENDED
                                             JANUARY 31, 2002                YEAR ENDED JULY 31,
                                                              --------------------------------------------------
                                                (UNAUDITED)      2001      2000       1999      1998      1997 E
                                             -------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .......        $11.16     $12.67    $10.31     $10.65    $11.16    $10.00
                                             -------------------------------------------------------------------
Income from investment operations:
 Net investment income a ...................           .13        .39       .41        .25       .30       .07
 Net realized and
   unrealized gains (losses) ...............          (.39)     (1.48)     2.33       (.17)       --      1.11
                                             -------------------------------------------------------------------
Total from investment operations ...........          (.26)     (1.09)     2.74        .08       .30      1.18
                                             -------------------------------------------------------------------
Less distributions from:
 Net investment income .....................          (.17)      (.42)     (.38)      (.24)     (.32)     (.02)
 Net realized gains ........................          (.13)        -- d      --       (.18)     (.49)       --
                                             -------------------------------------------------------------------
Total distributions ........................          (.31)      (.42)     (.38)      (.42)     (.81)     (.02)
                                             -------------------------------------------------------------------
Net asset value, end of period .............        $10.59     $11.16    $12.67     $10.31    $10.65    $11.16
                                             ===================================================================

Total return b .............................       (2.36)%    (8.69)%    26.84%       .88%     2.98%    11.84%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..........       $41,642    $41,535   $35,506    $24,419   $19,501    $4,695
Ratios to average net assets:
 Expenses ..................................         1.64% c    1.62%     1.57%      1.60%     1.50%     1.50% c
 Expenses excluding waiver and
   payments by affiliate ...................         1.64% c    1.62%     1.57%      1.60%     1.68%     2.09% c
 Net investment income .....................         2.46% c    3.30%     3.40%      2.51%     2.75%     1.86% c
Portfolio turnover rate ....................         8.12%     46.01%    85.78%    202.78%   124.87%   264.78%



a Based on average shares outstanding effective year ended July 31, 1998.
b Total return does not reflect sales commmissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
c Annualized
d The fund made a capital gain distribution of $.003.
e For the period December 31, 1996 (effective date) to July 31, 1997.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights (CONTINUED)


FRANKLIN TEMPLETON MODERATE TARGET FUND (CONT.)
                                                                  CLASS R
                                                             ------------------
                                                             JANUARY 31, 2002 C
                                                                (UNAUDITED)
                                                             ------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................        $10.79
                                                             ------------------
Income from investment operations:
 Net investment income a ...................................           .01
 Net realized and unrealized losses ........................          (.06)
                                                             ------------------
Total from investment operations ...........................          (.05)
                                                             ------------------
Net asset value, end of period .............................        $10.74
                                                             ------------------

Total return b .............................................        (.46)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..........................           $10
Ratios to average net assets:
 Expenses ..................................................         1.14% d
 Net investment income .....................................         1.64% d
Portfolio turnover rate ....................................         8.12%




a Based on average shares outstanding.
b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
c For the period January 1, 2002 (effective date) to January 31, 2002.
d Annualized

24                       See notes to financial statements.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS, JANUARY 31, 2002 (UNAUDITED)


    FRANKLIN TEMPLETON MODERATE TARGET FUND                                            SHARES      VALUE
-------------------------------------------------------------------------------------------------------------
    MUTUAL FUNDS (NOTE 3) 100.3%
    CASH EQUIVALENTS 10.4%
    Franklin Institutional Fiduciary Trust Money Market Portfolio .................. 12,172,620 $ 12,172,620
                                                                                                -------------
    DOMESTIC EQUITY 39.1%
    Franklin Growth and Income Fund, Advisor Class .................................  1,038,872   10,876,988
a   Franklin Natural Resources Fund, Advisor Class .................................    281,814    4,303,305
    Franklin Real Estate Securities Fund, Advisor Class ............................    205,703    3,400,277
b   Franklin Small Cap Growth Fund II, Advisor Class ...............................  1,436,169   14,045,731
a,b Franklin Technology Fund, Advisor Class ........................................    784,329    4,047,136
    Mutual Shares Fund, Class Z ....................................................    476,800    9,183,174
                                                                                                -------------
                                                                                                  45,856,611
                                                                                                -------------
    FIXED INCOME 35.1%
    Franklin Strategic Income Fund, Advisor Class ..................................  1,599,497   14,891,317
a   Franklin Strategic Mortgage Portfolio ..........................................  1,481,492   14,992,698
a   Franklin Total Return Fund, Advisor Class ......................................  1,151,817   11,218,700
                                                                                                -------------
                                                                                                  41,102,715
                                                                                                -------------
    FOREIGN EQUITY 15.7%
    Mutual European Fund, Class Z ..................................................    658,142    9,694,432
    Templeton Developing Markets Trust, Advisor Class ..............................    254,268    2,636,761
    Templeton Foreign Fund, Advisor Class ..........................................    672,904    6,062,863
                                                                                                -------------
                                                                                                  18,394,056
                                                                                                -------------
    TOTAL INVESTMENTS (COST $122,451,154) 100.3% ...................................             117,526,002
    OTHER ASSETS, LESS LIABILITIES (.3)% ...........................................                (332,272)
                                                                                                -------------
    NET ASSETS 100.0% ..............................................................            $117,193,730
                                                                                                -------------




a See Note 6 regarding holdings of 5% voting securities.
b Non-income producing


                       See notes to financial statements.                     25

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights

FRANKLIN TEMPLETON GROWTH TARGET FUND
                                                                                CLASS A
                                             -------------------------------------------------------------------
                                             SIX MONTHS ENDED
                                             JANUARY 31, 2002                YEAR ENDED JULY 31,
                                                              --------------------------------------------------
                                                (UNAUDITED)      2001      2000       1999      1998      1997 D
                                             -------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .......        $11.64     $14.50    $11.01     $11.16    $11.33    $10.00
                                             -------------------------------------------------------------------
Income from investment operations:
 Net investment income a ...................           .10        .38       .40        .28       .33       .05
 Net realized and unrealized gains (losses)           (.62)     (2.80)     3.77        .11      (.05)     1.28
                                             -------------------------------------------------------------------
Total from investment operations ...........          (.52)     (2.42)     4.17        .39       .28      1.33
                                             -------------------------------------------------------------------
Less distributions from:
 Net investment income .....................          (.13)      (.44)     (.39)      (.25)     (.30)       --
 Net realized gains ........................          (.16)        --      (.29)      (.29)     (.15)       --
                                             -------------------------------------------------------------------
Total distributions ........................          (.29)      (.44)     (.68)      (.54)     (.45)       --
Net asset value, end of period .............        $10.83     $11.64    $14.50     $11.01    $11.16    $11.33
                                             ===================================================================

Total return b .............................       (4.44)%   (16.94)%    38.55%      3.91%     2.63%    13.30%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..........       $67,874    $67,186   $66,445    $40,839   $27,042    $9,638
Ratios to average net assets:
 Expenses ..................................          .90% c     .85%      .84%       .75%      .75%      .73% c
 Expenses excluding waiver and
   payments by affiliate ...................          .90% c     .85%      .85%       .86%      .98%     2.19% c
 Net investment income .....................         1.92% c    2.98%     2.93%      2.61%     2.80%     2.65% c
Portfolio turnover rate ....................        10.30%     59.41%    73.82%    207.65%   118.19%    65.52%




a Based on average shares outstanding effective year ended July 31, 1999.
b Total return does not reflect sales commmissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
c Annualized
d For the period December 31, 1996 (effective date) to July 31, 1997.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights (CONTINUED)

FRANKLIN TEMPLETON GROWTH TARGET FUND (CONT.)
                                                                              CLASS C
                                             -------------------------------------------------------------------
                                             SIX MONTHS ENDED
                                             JANUARY 31, 2002                YEAR ENDED JULY 31,
                                                              --------------------------------------------------
                                                (UNAUDITED)      2001      2000       1999      1998      1997 D
                                             -------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .......        $11.58     $14.43    $10.92     $11.08    $11.30    $10.00
                                             -------------------------------------------------------------------
Income from investment operations:
 Net investment income a ...................           .06        .29       .29        .21       .24       .04
 Net realized and
   unrealized gains (losses) ...............          (.62)     (2.79)     3.77        .10      (.05)     1.26
                                             -------------------------------------------------------------------
Total from investment operations ...........          (.56)     (2.50)     4.06        .31       .19      1.30
                                             -------------------------------------------------------------------
Less distributions from:
 Net investment income .....................          (.08)      (.35)     (.26)      (.18)     (.26)       --
 Net realized gains ........................          (.16)        --      (.29)      (.29)     (.15)       --
                                             -------------------------------------------------------------------
Total distributions ........................          (.24)      (.35)     (.55)      (.47)     (.41)       --
                                             -------------------------------------------------------------------
Net asset value, end of period .............        $10.78     $11.58    $14.43     $10.92    $11.08    $11.30
                                             ===================================================================

Total return b .............................       (4.82)%   (17.57)%    37.64%      3.12%     1.84%    13.00%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..........       $36,418    $37,884   $38,666    $21,902   $20,752    $4,733
Ratios to average net assets:
 Expenses ..................................         1.65% c    1.60%     1.59%      1.50%     1.50%     1.49% c
 Expenses excluding waiver and
   payments by affiliate ...................         1.65% c    1.60%     1.60%      1.61%     1.73%     2.95% c
 Net investment income .....................         1.18% c    2.24%     2.16%      2.00%     1.97%     1.89% c
Portfolio turnover rate ....................        10.30%     59.41%    73.82%    207.65%   118.19%    65.52%




a Based on average shares outstanding effective year ended July 31, 1999.
b Total return does not reflect sales commmissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
c Annualized
d For the period December 31, 1996 (effective date) to July 31, 1997.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights (CONTINUED)


FRANKLIN TEMPLETON GROWTH TARGET FUND (CONT.)
                                                                  CLASS R
                                                             ------------------
                                                             JANUARY 31, 2002 B
                                                                (UNAUDITED)
                                                             ------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................        $10.95
                                                             ------------------
Income from investment operations:
 Net realized and unrealized losses ........................          (.12)
                                                             ------------------
Net asset value, end of period .............................        $10.83
                                                             ==================

Total return a .............................................       (1.10)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..........................           $58
Ratios to average net assets:
 Expenses ..................................................         1.15% c
 Net investment income .....................................          .21% c
Portfolio turnover rate ....................................        10.30%



a Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
b For the period January 1, 2002 (effective date) to January 31, 2002.
c Annualized

28                       See notes to financial statements.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS, JANUARY 31, 2002 (UNAUDITED)


    FRANKLIN TEMPLETON GROWTH TARGET FUND                                                SHARES      VALUE
-------------------------------------------------------------------------------------------------------------
    MUTUAL FUNDS (NOTE 3) 100.3%
    CASH EQUIVALENTS 5.2%
    Franklin Institutional Fiduciary Trust Money Market Portfolio ..................  5,432,166 $  5,432,166
                                                                                                -------------
    DOMESTIC EQUITY 56.4%
    Franklin Growth and Income Fund, Advisor Class .................................  2,087,072   21,851,646
a   Franklin Natural Resources Fund, Advisor Class .................................    394,136    6,018,453
    Franklin Real Estate Securities Fund, Advisor Class ............................    246,933    4,081,797
b   Franklin Small Cap Growth Fund II, Advisor Class ...............................  1,864,247   18,232,331
a,b Franklin Technology Fund, Advisor Class ........................................    921,152    4,753,145
    Mutual Shares Fund, Class Z ....................................................    203,267    3,914,913
                                                                                                -------------
                                                                                                  58,852,285
                                                                                                -------------
    FIXED INCOME 15.0%
    Franklin Strategic Income Fund, Advisor Class ..................................    614,680    5,722,671
    Franklin Strategic Mortgage Portfolio ..........................................    559,798    5,665,157
a   Franklin Total Return Fund, Advisor Class ......................................    438,779    4,273,712
                                                                                                -------------
                                                                                                  15,661,540
                                                                                                -------------
    FOREIGN EQUITY 23.7%
    Mutual European Fund, Class Z ..................................................    854,091   12,580,757
    Templeton Developing Markets Trust, Advisor Class ..............................    329,424    3,416,127
    Templeton Foreign Fund, Advisor Class ..........................................    968,588    8,726,976
                                                                                                -------------
                                                                                                  24,723,860
                                                                                                -------------
    TOTAL INVESTMENTS (COST $113,777,897) 100.3% ...................................             104,669,851
    OTHER ASSETS, LESS LIABILITIES (.3)% ...........................................                (319,005)
                                                                                                -------------
    NET ASSETS 100.0% ..............................................................            $104,350,846
                                                                                                =============



a See Note 6 regarding holdings of 5% voting securities.
b Non-income producing


                       See notes to financial statements.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2002 (UNAUDITED)


                                                           FRANKLIN TEMPLETON   FRANKLIN TEMPLETON  FRANKLIN TEMPLETON
                                                              CONSERVATIVE           MODERATE              GROWTH
                                                               TARGET FUND          TARGET FUND          TARGET FUND
                                                           -----------------------------------------------------------
Assets:
 Investments in securities:
  Cost - Unaffiliated issuers .............................    $48,508,139         $ 85,573,695         $ 99,225,360
  Cost - Non-controlled affiliated issuers ................      5,789,621           36,877,459           14,552,537
                                                           ===========================================================
  Value - Unaffiliated issuers ............................     47,442,429           82,964,163           93,898,253
  Value - Non-controlled affiliated issuers ...............      5,729,827           34,561,839           10,771,598
 Receivables:
  Capital shares sold .....................................        138,557              328,004              168,868
                                                           -----------------------------------------------------------
      Total assets ........................................     53,310,813          117,854,006          104,838,719
                                                           -----------------------------------------------------------
Liabilities:
 Payables:
  Capital shares redeemed .................................        140,223              463,710              309,314
  Affiliates ..............................................         70,364              148,039              121,191
  Shareholders ............................................        131,109               31,758               50,382
 Other liabilities ........................................          1,370               16,769                6,986
                                                           -----------------------------------------------------------
      Total liabilities ...................................        343,066              660,276              487,873
       Net assets, at value ...............................    $52,967,747         $117,193,730         $104,350,846
                                                           ===========================================================
 Net assets consist of:
  Undistributed net investment income .....................    $    74,827         $    132,201         $        956
  Net unrealized depreciation .............................     (1,125,504)          (4,925,152)          (9,108,046)
  Accumulated net realized loss ...........................        (83,051)          (1,193,985)          (1,562,484)
  Capital shares ..........................................     54,101,475          123,180,666          115,020,420
                                                           -----------------------------------------------------------
       Net assets, at value ...............................    $52,967,747         $117,193,730         $104,350,846
                                                           ===========================================================



                       See notes to financial statements.
30

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Statements (CONTINUED)


STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
JANUARY 31, 2002 (UNAUDITED)


                                                           FRANKLIN TEMPLETON   FRANKLIN TEMPLETON  FRANKLIN TEMPLETON
                                                              CONSERVATIVE           MODERATE              GROWTH
                                                               TARGET FUND          TARGET FUND          TARGET FUND
                                                           -----------------------------------------------------------
CLASS A:
 Net assets, at value ....................................     $33,979,855          $75,541,284          $67,874,499
                                                           ===========================================================
 Shares outstanding ......................................       3,126,120            7,035,238            6,268,184
                                                           ===========================================================
 Net asset value per share* ..............................          $10.87               $10.74               $10.83
                                                           ===========================================================
 Maximum offering price per share (net asset value
 per share / 94.25%) .....................................          $11.53               $11.40               $11.49
                                                           ===========================================================
CLASS C:
 Net assets, at value ....................................     $18,521,414          $41,642,494          $36,418,419
                                                           ===========================================================
 Shares outstanding ......................................       1,719,100            3,930,510            3,377,132
                                                           ===========================================================
 Net asset value per share* ..............................          $10.77               $10.59               $10.78
                                                           ===========================================================
 Maximum offering price per share (net asset value
 per share / 99%) ........................................          $10.88               $10.70               $10.89
                                                           ===========================================================
CLASS R:
 Net assets, at value ....................................     $   466,478          $     9,952          $    57,928
                                                           ===========================================================
 Shares outstanding ......................................          42,905                  927                5,350
                                                           ===========================================================
 Net asset value and maximum offering price per share* ...          $10.87               $10.74               $10.83
                                                           ===========================================================




* Redemption price is equal to net asset value less any applicable contingent deferred sales charge.


                       See notes to financial statements.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2002 (UNAUDITED)


                                                           FRANKLIN TEMPLETON   FRANKLIN TEMPLETON  FRANKLIN TEMPLETON
                                                              CONSERVATIVE           MODERATE              GROWTH
                                                               TARGET FUND          TARGET FUND          TARGET FUND
                                                           -----------------------------------------------------------
Investment income:
 Dividends
  Unaffiliated issuers ...................................     $  923,500           $ 1,273,499          $ 1,215,889
  Non-controlled affiliated issuers (Note 6) .............        161,589               981,165              179,966
                                                           -----------------------------------------------------------
      Total investment income ............................      1,085,089             2,254,664            1,395,855
                                                           -----------------------------------------------------------
Expenses:
 Asset allocation fees (Note 3) ..........................         48,118               124,247              121,590
 Distribution fees (Note 3)
  Class A ................................................         37,130                87,745               80,378
  Class C ................................................         92,690               201,998              175,190
  Class R ................................................             10                     4                    4
 Transfer agent fees (Note 3) ............................         66,274               160,308              154,037
 Reports to shareholders .................................          3,112                 6,005                7,875
 Registration and filing fees ............................         23,544                45,490               20,490
 Professional fees .......................................          9,362                11,139               12,601
 Trustees' fees and expenses .............................            429                 1,135                1,107
 Amortization of organization costs ......................          5,694                 5,694                5,694
 Other ...................................................            105                   281                  358
                                                           -----------------------------------------------------------
      Total expenses .....................................        286,468               644,046              579,324
       Net investment income .............................        798,621             1,610,618              816,531
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments in unaffiliated issuers ....................       (308,101)           (1,715,603)            (463,593)
  Investments in non-controlled
    affiliated issuers (Note 6) ..........................             --                    --           (1,473,672)
  Distributions by underlying funds ......................        211,918               465,123              349,723
                                                           -----------------------------------------------------------
       Net realized loss .................................        (96,183)           (1,250,480)          (1,587,542)
 Net unrealized depreciation on investments ..............       (789,937)           (2,737,140)          (4,057,164)
                                                           -----------------------------------------------------------
Net realized and unrealized loss .........................       (886,120)           (3,987,620)          (5,644,706)
Net decrease in net assets resulting from operations .....     $  (87,499)          $(2,377,002)         $(4,828,175)
                                                           ===========================================================




                       See notes to financial statements.
32

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JANUARY 31, 2002 (UNAUDITED)
AND THE YEAR ENDED JULY 31, 2001


                                                       FRANKLIN TEMPLETON              FRANKLIN TEMPLETON
                                                    CONSERVATIVE TARGET FUND          MODERATE TARGET FUND
                                                  --------------------------------------------------------------
                                                     SIX MONTHS        YEAR          SIX MONTHS        YEAR
                                                        ENDED          ENDED            ENDED          ENDED
                                                  JANUARY 31, 2002 JULY 31, 2001  JANUARY 31, 2002 JULY 31, 2001
                                                  --------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..........................  $   798,621    $ 1,604,832      $  1,610,618   $  3,548,692
  Net realized gain (loss) from investments and
   distributions by underlying funds .............      (96,183)       444,396        (1,250,480)     1,470,661
  Net unrealized depreciation on investments .....     (789,937)    (1,987,134)       (2,737,140)   (12,801,637)
                                                  --------------------------------------------------------------
      Net increase (decrease) in net assets
        resulting from operations ................      (87,499)        62,094        (2,377,002)    (7,782,284)
 Distributions to shareholders from:
  Net investment income:
   Class A .......................................     (667,197)    (1,025,701)       (1,372,622)    (2,272,879)
   Class C .......................................     (342,877)      (568,260)         (628,373)    (1,287,217)
  Net realized gains:
   Class A .......................................     (252,710)      (591,023)         (886,286)       (13,985)
   Class C .......................................     (152,365)      (385,698)         (512,578)        (9,912)
                                                  --------------------------------------------------------------
 Total distributions to shareholders .............   (1,415,149)    (2,570,682)       (3,399,859)    (3,583,993)
 Capital share transactions: (Note 2)
   Class A .......................................    8,348,659      9,969,349         8,371,632     36,080,618
   Class C .......................................    1,793,797      5,803,845         2,244,231     10,776,400
   Class R .......................................      465,130             --            10,000             --
                                                  --------------------------------------------------------------
 Total capital share transactions ................   10,607,586     15,773,194        10,625,863     46,857,018
      Net increase in net assets .................    9,104,938     13,264,606         4,849,002     35,490,741
Net assets:
 Beginning of period .............................   43,862,809     30,598,203       112,344,728     76,853,987
                                                  --------------------------------------------------------------
 End of period ...................................  $52,967,747    $43,862,809      $117,193,730   $112,344,728
                                                  ==============================================================
Undistributed net investment income included
 in net assets:
 End of period ...................................  $    74,827    $   286,280      $    132,201   $    522,578
                                                  ==============================================================


                       See notes to financial statements.                     33

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE SIX MONTHS ENDED JANUARY 31, 2002 (UNAUDITED)
AND THE YEAR ENDED JULY 31, 2001

                                                                                     FRANKLIN TEMPLETON
                                                                                     GROWTH TARGET FUND
                                                                              --------------------------------
                                                                                 SIX MONTHS          YEAR
                                                                                    ENDED            ENDED
                                                                              JANUARY 31, 2002  JULY 31, 2001
                                                                              --------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .....................................................  $    816,531      $  2,893,584
  Net realized gain (loss) from investments
   and distributions by underlying funds ....................................    (1,587,542)        1,547,826
  Net unrealized depreciation on investments ................................    (4,057,164)      (24,718,907)
                                                                              --------------------------------
      Net decrease in net assets resulting from operations ..................    (4,828,175)      (20,277,497)
 Distributions to shareholders from:
  Net investment income:
   Class A ..................................................................      (744,530)       (2,240,417)
   Class C ..................................................................      (257,808)       (1,026,533)
  Net realized gains:
   Class A ..................................................................      (946,037)               --
   Class C ..................................................................      (526,088)               --
                                                                              --------------------------------
 Total distributions to shareholders ........................................    (2,474,463)       (3,266,950)
 Capital share transactions: (Note 2)
   Class A ..................................................................     5,386,695        15,491,330
   Class C ..................................................................     1,139,549         8,012,058
   Class R ..................................................................        57,681                --
                                                                              --------------------------------
 Total capital share transactions ...........................................     6,583,925        23,503,388
      Net decrease in net assets ............................................      (718,713)          (41,059)
Net assets:
 Beginning of period ........................................................   105,069,559       105,110,618
                                                                              --------------------------------
 End of period ..............................................................  $104,350,846      $105,069,559
                                                                              ================================
Undistributed net investment income included in net assets:
 End of period ..............................................................  $        956      $    186,763
                                                                              ================================

34                       See notes to financial statements.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Notes to Financial Statements (unaudited)



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Fund Allocator Series (the Trust) is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company, consisting of three series (the Funds). The Funds' investment objectives are to seek the highest level of long-term total return that is consistent with an acceptable level of risk.

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Investments in open-end investment companies (individually, an "Underlying Fund" and collectively, the "Underlying Funds") are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

B. INCOME TAXES

No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Securities transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

D. ORGANIZATION COSTS

Organization costs are amortized on a straight line basis over five years.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. SHARES OF BENEFICIAL INTEREST

The Funds offer three classes of shares: Class A, Class C, and Class R. Effective January 1, 2002, the Funds began offering a new class of shares, Class
R. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Notes to Financial Statements (unaudited) (CONTINUED)



2. SHARES OF BENEFICIAL INTEREST (CONT.)

At January 31, 2002, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Funds' shares were as follows:

                                       FRANKLIN TEMPLETON         FRANKLIN TEMPLETON         FRANKLIN TEMPLETON
                                    CONSERVATIVE TARGET FUND     MODERATE TARGET FUND        GROWTH TARGET FUND
                                    -------------------------------------------------------------------------------
CLASS A SHARES:                       SHARES     AMOUNT          SHARES      AMOUNT          SHARES     AMOUNT
                                    -------------------------------------------------------------------------------
Six months ended January 31, 2002
 Shares sold ....................... 1,125,118 $12,104,031      1,279,650 $ 13,757,308      2,165,503 $ 23,228,421
 Shares issued in reinvestment of
 distributions .....................    83,310     894,866        210,667    2,234,027        155,580    1,669,463
 Shares redeemed ...................  (429,089) (4,650,238)      (716,646)  (7,619,703)    (1,825,551) (19,511,189)
                                    -------------------------------------------------------------------------------
Net increase .......................   779,339 $ 8,348,659        773,671 $  8,371,632        495,532 $  5,386,695
                                    ===============================================================================
Year ended July 31, 2001
 Shares sold ....................... 1,304,668 $15,147,334      4,022,723 $ 47,733,895      2,948,125 $ 37,536,940
 Shares issued in reinvestment of
 distributions .....................   136,129   1,560,140        190,283    2,241,299        171,157    2,197,871
 Shares redeemed ...................  (581,748) (6,738,125)    (1,173,990) (13,894,576)    (1,929,176) (24,243,481)
                                    -------------------------------------------------------------------------------
Net increase .......................   859,049 $ 9,969,349      3,039,016 $ 36,080,618      1,190,106 $ 15,491,330
                                    ===============================================================================
CLASS C SHARES:
Six months ended January 31, 2002
 Shares sold .......................   400,642 $ 4,292,397        521,405 $  5,522,056        394,100 $  4,226,688
 Shares issued in reinvestment of
 distributions .....................    39,232     418,112         97,831    1,024,954         69,654      748,092
 Shares redeemed ...................  (269,521) (2,916,712)      (411,728)  (4,302,779)      (357,374)  (3,835,231)
                                    -------------------------------------------------------------------------------
Net increase .......................   170,353 $ 1,793,797        207,508 $  2,244,231        106,380 $  1,139,549
                                    ===============================================================================
Year ended July 31, 2001
 Shares sold .......................   772,165 $ 8,882,410      1,309,527 $ 15,330,578      1,110,362 $ 14,556,997
 Shares issued in reinvestment of
 distributions .....................    71,898     817,378         96,738    1,127,737         75,635      968,809
 Shares redeemed ...................  (338,443) (3,895,943)      (485,821)  (5,681,915)      (594,680)  (7,513,748)
                                    -------------------------------------------------------------------------------
Net increase .......................   505,620 $ 5,803,845        920,444 $ 10,776,400        591,317 $  8,012,058
                                    ===============================================================================
CLASS R SHARES:
Six months ended January 31, 2002a
 Shares sold .......................    42,905 $   465,130            927 $     10,000          5,350 $     57,681
                                    -------------------------------------------------------------------------------
Net increase .......................    42,905 $   465,130            927 $     10,000          5,350 $     57,681
                                    ===============================================================================

a For the period January 1, 2002 (effective date) to January 31, 2002.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Notes to Financial Statements (unaudited) (CONTINUED)



3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of the following entities:

       ENTITY                                                          AFFILIATION
       ----------------------------------------------------------------------------------------------------
       Franklin Advisers, Inc. (Advisers)                              Investment manager
       Franklin Templeton Services, LLC (FT Services)                  Administrative manager
       Franklin/Templeton Distributors, Inc. (Distributors)            Principal underwriter
       Franklin/Templeton Investor Services, LLC (Investor Services)   Transfer agent
       The Underlying Funds                                            The funds in which the Trust invests

The Funds invest primarily in the Underlying Funds which are managed by Advisers.

The Funds pay an asset allocation fee to Advisers of .25% per year of the average daily net assets of each Fund.

Pursuant to a SEC exemptive order, asset allocation fees were reduced on assets invested in the Franklin Institutional Fiduciary Trust Money Market Portfolio.

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

The Funds reimburse Distributors up to .25%, 1.00%, and .50% per year of the average daily net assets of Class A, Class C, and Class R, respectively, for costs incurred in marketing the Funds' shares.

Distributors paid net commissions on sales of the Funds' shares, and received contingent deferred sales charges for the period as follows:

                                             FRANKLIN     FRANKLIN    FRANKLIN
                                             TEMPLETON    TEMPLETON   TEMPLETON
                                            CONSERVATIVE   MODERATE    GROWTH
                                            TARGET FUND  TARGET FUND TARGET FUND
   -----------------------------------------------------------------------------
   Net commissions paid ..................... $86,969     $112,605     $70,138
   Contingent deferred sales charges ........ $ 9,261      $ 4,465     $ 3,782

The Funds paid transfer agent fees of $380,619 of which $297,113 was paid to Investor Services.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Notes to Financial Statements (unaudited) (CONTINUED)



4. INCOME TAXES

At January 31, 2002, the net unrealized depreciation based on the cost of investments for income tax purposes was as follows:

                                         FRANKLIN      FRANKLIN      FRANKLIN
                                         TEMPLETON     TEMPLETON     TEMPLETON
                                       CONSERVATIVE    MODERATE       GROWTH
                                        TARGET FUND   TARGET FUND   TARGET FUND
                                        ----------------------------------------
    Investments at cost ..............  $54,367,421  $122,708,227  $113,958,475
                                        ========================================
    Unrealized appreciation ..........  $   892,177  $  2,102,370  $ 2,256,513
    Unrealized depreciation ..........   (2,087,342)   (7,284,595)  (11,545,137)
                                        ----------------------------------------
    Net unrealized depreciation ......  $(1,195,165) $ (5,182,225) $ (9,288,624)
                                        ========================================

Net realized losses differ for financial statement and tax purposes primarily due to differing treatment of wash sales.


5. INVESTMENT TRANSACTIONS

Purchases and sales of Underlying Funds (excluding short term securities) for the period ended January 31, 2002, were as follows:

                                          FRANKLIN     FRANKLIN     FRANKLIN
                                          TEMPLETON    TEMPLETON    TEMPLETON
                                        CONSERVATIVE   MODERATE      GROWTH
                                         TARGET FUND  TARGET FUND  TARGET FUND
                                        ---------------------------------------
        Purchases ....................  $9,022,461    $16,714,502  $14,414,988
        Sales ........................  $2,103,441    $ 8,060,966  $ 9,721,176

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines "affiliated companies" as investments in portfolio companies in which the funds own 5% or more of the outstanding voting securities. Investments in "affiliated companies" including dividends, and net realized losses, at January 31, 2002 were as shown below.

                                     NUMBER OF SHARES                          NUMBER OF SHARES
                                          HELD AT          GROSS      GROSS        HELD AT        VALUE AT      DIVIDEND
NAME OF ISSUER                      BEGINNING OF PERIOD  ADDITIONS  REDUCTIONS   END OF PERIOD  END OF PERIOD    INCOME
------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON CONSERVATIVE
 TARGET FUND:
Franklin Total Return Fund,
 Advisor Class ....................             452,931    135,347          --          588,278    $5,729,827 $  161,589
                                                                                                ========================

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Notes to Financial Statements (unaudited) (CONTINUED)



6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES (CONT.)

                                     NUMBER OF SHARES                          NUMBER OF SHARES
                                          HELD AT          GROSS      GROSS        HELD AT        VALUE AT     DIVIDEND   REALIZED
NAME OF ISSUER                      BEGINNING OF PERIOD  ADDITIONS  REDUCTIONS   END OF PERIOD  END OF PERIOD   INCOME      LOSS
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON MODERATE
 TARGET FUND:
Franklin Natural Resources Fund,
 Advisor Class .....................           274,819       6,995          --        281,814   $ 4,303,305    $104,294 $        --
Franklin Strategic Mortgage
 Portfolio .........................         1,369,867     111,625          --      1,481,492    14,992,698     545,812          --
Franklin Technology Fund,
 Advisor Class .....................           667,695     116,634          --        784,329     4,047,136          --          --
Franklin Total Return Fund,
 Advisor Class .....................         1,017,241     134,576          --      1,151,817    11,218,700     331,059          --
                                                                                                ------------------------------------
      TOTAL NON-CONTROLLED
       AFFILIATED ISSUERS ..........                                                            $34,561,839    $981,165 $        --
                                                                                                ====================================
FRANKLIN TEMPLETON GROWTH
 TARGET FUND:
Franklin Large Cap Growth Fund,
 Advisor Class .....................           685,453          --     685,453             --   $        --    $     -- $(1,461,867)
Franklin Natural Resources Fund,
 Advisor Class .....................           384,353       9,783          --        394,136     6,018,453      38,474          --
Franklin Technology Fund,
 Advisor Class .....................           817,144     104,008          --        921,152     4,753,145          --          --
Franklin Total Return Fund,
 Advisor Class .....................           485,366      14,420      61,007        438,779             a     141,492     (11,805)
                                                                                                ------------------------------------
      TOTAL NON-CONTROLLED
       AFFILIATED ISSUERS ..........                                                            $10,771,598    $179,966 $(1,473,672)
                                                                                                ====================================

a As of January 31, 2002, no longer an affiliate.


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